SCHEDULE OF SEGMENT REPORTING INFORMATION (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Revenue from External Customer [Line Items]
Total external revenue	$ 295,315	$ 336,205	$ 925,785	$ 958,022
Total long-lived assets	437,234		437,234		$ 438,146
Total operating income	19,606	35,448	67,638	94,122
Interest expense, net	(8,128)	(9,933)	(24,974)	(29,976)
Other income, net	759	394	2,758	1,199
Income before income tax	12,237	25,909	45,422	65,345
Production Services [Member]
Revenue from External Customer [Line Items]
Total external revenue	174,443	230,521	567,591	644,620
Total long-lived assets	217,965		217,965		220,453
Total operating income	15,578	39,774	58,303	104,205
Drilling and Evaluation Services [Member]
Revenue from External Customer [Line Items]
Total external revenue	120,872	105,684	358,194	313,402
Total long-lived assets	166,802		166,802		162,295
Total operating income	16,267	14,251	53,128	45,870
Total Reportable Segments [Member]
Revenue from External Customer [Line Items]
Total long-lived assets	384,767		384,767		382,748
Total operating income	31,845	54,025	111,431	150,075
Unallocated Assets [Member]
Revenue from External Customer [Line Items]
Total long-lived assets	52,467		52,467		$ 55,398
Unallocated Expenses [Member]
Revenue from External Customer [Line Items]
Total operating income	$ (12,239)	$ (18,577)	$ (43,793)	$ (55,953)